Financial instruments - Disclosure of detailed information about currency risk (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 13,972,659	$ 15,030,988	$ 489,215
Amounts receivable	338,715	332,248
Accounts payable and accrued liabilities	(1,418,049)	(1,067,251)
Currency risk [Member] | Denominated in U.S. dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	27,752	21,819
Amounts receivable	1,851	2,528
Accounts payable and accrued liabilities	0	(40,556)
Net exposure	29,603	(16,209)
Currency risk [Member] | Canadian Dollar equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ 37,226	$ (22,996)